The Company	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
The Company

1 The Company

NXP Semiconductors N.V. (including our subsidiaries, referred to collectively herein as “NXP”, “NXP Semiconductors”, “we”, “our”, “us” and the “Company”) is a global semiconductor company incorporated in the Netherlands as a Dutch public company with limited liability (naamloze vennootschap). We provide leading High Performance Mixed Signal and, up to February 6, 2017, Standard Product solutions that leverage our deep application insight and our technology and manufacturing expertise in radio frequency, analog, power management, interface, security and digital processing products. Our product solutions are used in a wide range of application areas including: automotive, identification, wireless infrastructure, lighting, industrial, mobile, consumer, computing and software solutions for mobile phones.

On June 14, 2016, NXP announced an agreement to divest its Standard Products (“SP”) business to a consortium of financial investors consisting of Beijing JianGuang Asset Management Co., Ltd (“JAC Capital”) and Wise Road Capital LTD (“Wise Road Capital”). On February 6, 2017, we divested SP, receiving $2.6 billion in cash proceeds, net of cash divested.

On February 20, 2018, NXP entered into an amendment (the “Purchase Agreement Amendment”) to that certain Purchase Agreement, dated as of October 27, 2016 (as amended, the “Purchase Agreement”), with Qualcomm River Holdings B.V. (“Buyer”), a wholly-owned, indirect subsidiary of QUALCOMM Incorporated (“Qualcomm”). Pursuant to the Purchase Agreement Amendment, Buyer agreed to revise the terms of its tender offer to acquire all of the issued and outstanding common shares of NXP increasing the offer price from $110 per share to $127.50 per share, less any applicable withholding taxes and without interest to the holders thereof, payable in cash, for estimated total cash consideration of $44 billion. The tender offer is not subject to any financing condition. In addition, Buyer and NXP agreed to reduce the minimum condition of outstanding common shares of NXP that must be validly tendered and not properly withdrawn from 80% of the outstanding common shares to 70% of the outstanding common shares as of the expiration of the tender offer (April 25, 2018). Pending the receipt of certain regulatory approvals, as well as satisfaction of other customary closing conditions, the proposed transaction is expected to close in the first half of 2018. An Extraordinary General Meeting of NXP’s shareholders was convened on January 27, 2017, in connection with the offer where the shareholders of NXP approved all resolutions brought before them, with 95% of the votes cast in favor of each such resolution.

The Purchase Agreement contains certain termination rights for NXP and Buyer. If the Purchase Agreement is terminated under certain circumstances, including termination by NXP to enter into a superior proposal for an alternative acquisition transaction or a termination following a change of recommendation by the NXP Board, NXP will be obligated to pay to Buyer a termination compensation equal to $1.25 billion in cash. If the Purchase Agreement is terminated under certain circumstances, including circumstances relating to the failure to obtain antitrust approvals or failure to complete in all material respects certain internal reorganization steps and related dispositions with respect to NXP, Buyer will be obligated to pay to NXP a termination compensation equal to $2 billion in cash.

During 2017, NXP incurred expenses of $59 million associated with the proposed acquisition by the Buyer. The expenses, included in the Statement of Operations in the line item ‘Selling, General and Administrative’, consisted of legal and consulting costs, retention incentives and costs related to dedicated resources associated with the proposed acquisition.

On December 7, 2015, we acquired Freescale Semiconductor, Ltd. (“Freescale”). The results presented in the Consolidated Financial Statements and Notes to the Consolidated Financial Statements include Freescale’s results of operations for the periods of December 7, 2015 through December 31, 2015, 2016 and 2017 (the “Post-Merger Period”).